26. POST-EMPLOYMENT OBLIGATIONS (Details 11) R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	R$ 405
Increase of one year in the mortality table	(382)
Reduction of 1% in the discount rate	2,211
Pension And Retirement Supplement Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	335
Increase of one year in the mortality table	(336)
Reduction of 1% in the discount rate	1,583
Health Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	84
Increase of one year in the mortality table	(61)
Reduction of 1% in the discount rate	496
Dental Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	10
Life Insurance Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	(15)
Increase of one year in the mortality table	16
Reduction of 1% in the discount rate	R$ 122